Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Components of Income (Loss) Before Income Tax Expense

The following table presents domestic and foreign components income (loss) before income tax expense for the years ended December 31, 2019 and 2018 (in thousands):

	Year Ended December 31,
	2019	2018
Domestic	$(7,857)	$(635)
Foreign	4,618	(5,041)

Loss before income tax expense	$(3,239)	$(5,676)

Schedule of Provision for Federal and State Income Taxes

The provision for federal and state income taxes consists of the following (in thousands):

	Year Ended December 31,
	2019	2018
Current
Domestic:
US federal corporate income tax	$—	$—
US state corporate income tax	—	—
Foreign:
IRES (Italian corporate income tax)	66	248
IRAP (Italian regional tax on productive activities)	50	107
Foreign (India)	1,977	935
Other Italian taxes	194	62

Current	2,287	1,352
Deferred	(14)	72

Income tax expense	$2,273	$1,424

Schedule of Reconciliation of the Statutory Effective Tax Rate

The differences between income taxes expected by applying the U.S. federal statutory tax rate of 21% and the amount of income taxes provided for are as follows (in thousands):

	Year Ended December 31,
	2019	2018
Loss before income taxes	$(3,239)	$(5,676)
Primary tax rate of the Company (1)	21.00%	24.00%
Tax benefit calculated according to the Company’s primary tax rate	(680)	(1,363)
State income tax, net of Federal	(483)	—
Foreign tax rates differences (2)	319	77
Change in applicable tax rates (3)	(513)	—
Change in valuation allowance	2,027	213
Non-taxable income	(196)	—
Costs not deductible for tax purposes	541	2,103
Costs not deductible associated with investments	36	19
CFC (Controlled Foreign Corporation rules) (4)	288	93
IRAP (Italian Regional Tax on Productive Activities)	4	154
Taxes on undistributed profits	926	180
Other taxes	4	(52)

Reported income tax expense	$2,273	$1,424

(1)

For the year ended December 31, 2019, “primary tax rate of the Company” means the U.S. federal tax rate (21%); for the year ended December 31, 2018, “primary tax rate of the Company” means the applicable Italian Corporate Income Tax (IRES) rate (24%).

(2)	For the year ended December 31, 2019, “foreign” relates to tax jurisdictions outside the United States; for the year ended December 31, 2018, “foreign” relates to tax jurisdictions outside Italy.
(3)	During 2019, applicable tax rate for Solutions Infini was reduced from 29.12% to 25.17%, resulting in a tax benefit for the period.
(4)	Recorded by the Company in relation with the Dubai subsidiary (FZE).

Components of Deferred Tax Assets and Liabilities

The following table presents the significant components of the Company’s deferred tax assets and liabilities (in thousands):

	As of December 31,
	2019	2018
Deferred tax assets:
Startup costs	$2,755	$—
Deferred compensation liabilities	398	128
Property and equipment	70	148
Goodwill	119	134
Net operating loss carryforward	3,370	1,736
Other	422	173

Total deferred tax assets	7,134	2,319
Less: valuation allowance	(5,591)	(723)

Total deferred tax assets, net	1,543	1,596

Deferred tax liabilities:
Intangible assets	2,351	3,389
Undistributed profits	1,093	180
Property and equipment	134	140
Other	10	6

Total deferred tax liabilities	3,588	3,715

Net deferred tax liabilities	$(2,045)	$(2,119)

Summary of Valuation Allowance

The following table sets forth movement in the valuation allowance for the year ended December 31, 2019 and 2018 (in thousands):

	Year Ended December 31,
	2019	2018
Balance at the beginning of the period	$723	$206
Change in scope of consolidation	2,836	305
Increase during the period	2,027	213
Effect of exchange rate changes	5	(1)

Balance at the end of the period	$5,591	$723

Summary of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of gross unrecognized tax benefits as of December 31, 2019 and 2018 is as follows (in thousands):

	As of December 31,
	2019	2018
Gross unrecognized tax benefits, beginning of the year	$190	$91
Additions for tax positions of prior years	—	—
Additions for tax positions related to the current year	193	93
Change in scope of consolidation	—	—
Effect of exchange rate	(6)	2

Subtotal	377	186
Interest and penalties	91	4

Total gross unrecognized tax benefits, end of the year	$468	$190